SHARE-BASED COMPENSATION - Additional information (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended		12 Months Ended
	Feb. 28, 2021	Feb. 23, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in shares)					918,000	2,109,912
Exercisable options (in shares)			1,252,870		986,636
Granted					$ 2.00000	$ 1.68113
Expiration term					10 years
Options outstanding			2,801,720		2,829,756	1,953,882	1,810,749
Exercised (in shares)					0	1,424,622
Intrinsic value of options exercised						$ 2,400
Option vested in fair value					$ 690	$ 6,600
Weighted-average grant-date fair value (in dollars per share)					$ 0.68	$ 1.14
Unrecognized compensation costs			$ 1,100		$ 1,400
Options | Exercise Price Range One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in shares)	336,557
Granted	$ 0.001
Options | Exercise Price Range Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in shares)	66,029
Granted	$ 2.00
Options | Employees, Directors and Consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable options (in shares)					918,000
Granted					$ 2.00
Expiration term			10 years		10 years
Options | Employees, Directors and Consultants | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					3 years
Options | Employees, Directors and Consultants | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					4 years
2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in shares)		2,275,000	0	0
Percentage of outstanding shares		4.00%
2021 Plan | Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in shares)	402,586